Commitments - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2020	Dec. 31, 2019
Underwriting discount			$ 571,876
Over-Allotment Option
Option to purchase additional units to cover over-allotments		4,125,000
Number of additional units purchased by underwriters	4,125,000
Underwriters option period		45 days
Underwriting discount per unit	$ 0.20
Underwriting discount	$ 6,325,000
Deferred fee per unit	$ 0.35
Deferred fee	$ 11,068,750